Income tax and social contribution - Realization of deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income tax and social contribution
Deferred Income Tax and Social Contribution	R$ 25,420	R$ 8,987
2023
Income tax and social contribution
Deferred Income Tax and Social Contribution		2,247
2024
Income tax and social contribution
Deferred Income Tax and Social Contribution	6,355	2,247
2025
Income tax and social contribution
Deferred Income Tax and Social Contribution	6,355	2,247
2026
Income tax and social contribution
Deferred Income Tax and Social Contribution	6,355	R$ 2,246
2027
Income tax and social contribution
Deferred Income Tax and Social Contribution	R$ 6,355